Accounts receivable, prepaids and other - Schedule of Accounts Receivable, Prepaids and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Supplier advances	$ 5,208	$ 13,768
Due from associate (Note 7)	0	14,441
Prepaid expenses	4,903	2,221
Current portion of derivative instruments	3,252	0
Other receivables	7,943	7,460
Accounts receivable, prepaids and other	$ 21,306	$ 37,890